UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:               |_|; Amendment Number: ____

This Amendment (Check only one):       |_| is a restatement
                                       |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Karamaan Group, LLC

Address:    1212 Sixth Ave, 11th Floor
            New York, NY 10036

13F File Number: 028-14252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John Kim
Title:      Managing Member
Phone:      212-542-3300

Signature, Place and Date of Signing:


 /s/ John Kim                New York, New York           November 14, 2012
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $73,107
                                         (thousands)

List of Other Included Managers: None

                                                             FORM 13F INFORMATION TABLE
                                                                KARAMAAN GROUP, LLC
                                                                 SEPTEMBER 30, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE    SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----    ------ ----
ACTUATE CORP                  COM              00508B102   1,473       209,473 SH         SOLE        NONE     135,000 0      74,473
AMAZON COM INC                COM              023135106   3,561        14,000     PUT    SOLE        NONE       9,000 0       5,000
CHESAPEAKE ENERGY CORP        COM              165167107   4,089       216,700 SH         SOLE        NONE     140,900 0      75,800
DIRECTV                       COM CL A         25490A309   3,270        62,362 SH         SOLE        NONE      40,300 0      22,062
DIRECTV                       COM CL A         25490A309     524        10,000     CALL   SOLE        NONE       6,500 0       3,500
LULULEMON ATHLETICA INC       COM              550021109   1,827        24,700     PUT    SOLE        NONE      15,900 0       8,800
METROPCS COMMUNICATIONS INC   COM              591708102  12,229     1,044,312 SH         SOLE        NONE     674,000 0     370,312
NEUTRAL TANDEM INC            COM              64128B108     775        82,550 SH         SOLE        NONE      55,400 0      27,150
NEWFIELD EXPL CO              COM              651290108     313        10,000 SH         SOLE        NONE       6,500 0       3,500
NXP SEMICONDUCTORS N V        COM              N6596X109   4,899       195,900 SH         SOLE        NONE     126,400 0      69,500
PLAINS EXPL& PRODTN CO        COM              726505100   4,905       130,899 SH         SOLE        NONE      84,600 0      46,299
QLOGIC CORP                   COM              747277101     857        75,000 SH         SOLE        NONE      48,400 0      26,600
SALESFORCE COM INC            COM              79466L302     977         6,400     PUT    SOLE        NONE       4,100 0       2,300
SEAGATE TECHNOLOGY PLC        SHS              G7945M107  10,229       330,407 SH         SOLE        NONE     213,200 0     117,207
SEAGATE TECHNOLOGY PLC        SHS              G7945M107   1,548        50,000     CALL   SOLE        NONE      32,200 0      17,800
TELENAV INC                   COM              879455103   5,038       843,909 SH         SOLE        NONE     406,191 0     437,718
WESTERN DIGITAL CORP          COM              958102105   8,142       210,225 SH         SOLE        NONE     135,900 0      74,325
WESTERN DIGITAL CORP          COM              958102105   8,451       218,200     CALL   SOLE        NONE     140,800 0      77,400


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